Property, Plant and Equipment (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [abstract]
Amount of depreciation expense charged to cost of sales	¥ 1,541,799	¥ 1,565,465	¥ 1,616,117
Amount of depreciation expense charged to selling and administrative expense	9,125	9,377	8,430
Impairment provision on property, plant and equipment	¥ 58,652	¥ 118,179	¥ 254,242